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                                    METFLEX

      A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ("POLICY") ISSUED
                                      BY

                                   Issued By
                      METROPOLITAN LIFE INSURANCE COMPANY
                                  (Depositor)
                                200 Park Avenue
                              New York, NY 10166
                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

    SUPPLEMENT DATED DECEMBER 12, 2019 FOR ALL POLICIES ISSUED ON OR AFTER
                      JANUARY 1, 2020 TO PROSPECTUS DATED
                                APRIL 29, 2019

This document is a supplement to the prospectus dated April 29, 2019 (the "prospectus") for the MetFlex Policies issued by Metropolitan Life Insurance Company ("we," "us"). The provisions of this Supplement apply to all Policies that are issued on and after January 1, 2020 (subject to state availability). This supplement is not a complete Prospectus and must be accompanied by the prospectus.

 A. THE FOLLOWING SECTIONS UNDER "SUMMARY OF BENEFITS AND RISKS" ARE AMENDED TO READ AS FOLLOWS:

 1. TERM RIDER. This rider provides coverage on the insured to age 100 for Policies issued on and after January 1, 2020 (for policies issued prior to January 1, 2020, the rider provides coverage to age 95). The amount of sales charge you pay will be less if coverage is obtained through this rider rather than as part of the Policy. The current charges for the cost of insurance are lower for coverage under the term rider than under the base Policy. For details, see "Optional Rider Benefits--Term Benefit."
 2. INVESTMENT RISK. MetLife does not guarantee the investment performance of the Divisions and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct certain Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy's cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate. For policies issued on and after January 1, 2020, the guaranteed minimum annual effective rate is 1%. (For policies issued on February 24, 2012 through December 31, 2019, the guaranteed minimum annual effective rate is 2.5% and for Policies issued prior to February 24, 2012, the guaranteed minimum annual effective rate is 4%.)

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 B. THE FOLLOWING ENTRIES IN THE FEE TABLES AND ACCOMPANYING FOOTNOTE (1) IS
    AMENDED TO READ AS FOLLOWS:

    1. Transaction Fees:

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 CHARGE                      WHEN CHARGE IS       CURRENT AMOUNT            MAXIMUM AMOUNT WE
                             DEDUCTED             DEDUCTED                  CAN DEDUCT
-----------------------------------------------------------------------------------------------------
Interim Term Insurance       On payment of first  Highest: $33.79 per       Highest: $33.82 per
Benefit/3/ (applies only if  premium if rider is  $1,000 of term insurance  $1,000 of term insurance
you elected rider at issue)  elected              Amount                    Amount
Highest and Lowest                                Lowest: $0.03 per         Lowest: $0.03 per
Charge Among All                                  $1,000 of term insurance  $1,000 of term insurance
Possible Insureds                                 Amount                    Amount
Charge for male, issue                            $0.15 per $1,000 of term  $0.27 per $1,000 of term
age 47, nonsmoker,                                insurance amount          insurance amount
Guaranteed Issue
underwriting class
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

    2. Periodic Charges:

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 CHARGE                  WHEN CHARGE IS             CURRENT AMOUNT            MAXIMUM AMOUNT WE
                         DEDUCTED                   DEDUCTED                  CAN DEDUCT
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
Cost of Term Insurance   On each monthly            Highest: $33.79 per       Highest: $33.82 per
for coverage under base  anniversary of the Policy  $1,000 of term insurance  $1,000 of term insurance
policy /1, 2/                                       Amount                    Amount
Highest and Lowest                                  Lowest: $0.03 per         Lowest: $0.03 per
Charge Among All                                    $1,000 of term insurance  $1,000 of term insurance
Possible Insureds                                   Amount                    Amount
Charge for male, issue                              $0.15 per $1,000 of term  $0.27 per $1,000 of term
age 47, nonsmoker,                                  insurance amount          insurance amount
Guaranteed Issue
underwriting class
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Cost of Term Insurance   On each monthly            Highest: $25.34 per       Highest: $33.82 per
for coverage under the   anniversary of the Policy  $1,000 of term insurance  $1,000 of term insurance
term benefit /1, 2/                                 Amount                    Amount
Highest and Lowest                                  Lowest: $0.02 per         Lowest: $0.03 per
Charge Among All                                    $1,000 of term insurance  $1,000 of term insurance
Possible Insureds                                   Amount                    Amount
Charge for male, issue                              $0.11 per $1,000 of term  $0.27 per $1,000 of term
age 47, nonsmoker,                                  insurance amount          insurance amount
Guaranteed Issue
underwriting class
-------------------------------------------------------------------------------------------------------

 /1/The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See "Charges and Deductions--Cost of Term Insurance" for a more detailed discussion of factors affecting this charge. For Policies issued before January 1, 2009, the maximum cost of insurance charge ranges from $0.09 to $30.45 per $1,000 of term insurance amount. For Policies issued from January 1, 2009 through December 31, 2019, the maximum cost of insurance charge ranges from $0.04 to $35.30 per $1,000 of term insurance amount.

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 C. THE FIRST PARAGRAPH UNDER "METLIFE - THE FIXED ACCOUNT" IS AMENDED TO READ
    AS FOLLOWS:

    The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. For policies issued on and after January 1, 2020, amounts in the Fixed Account are credited with interest at an effective annual rate of 1%. (For policies issued on February 24, 2012 through December 31, 2019, the guaranteed minimum annual effective rate is 2.5% and for Policies issued prior to February 24, 2012, the guaranteed minimum annual effective rate is 4%.) Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.

 D. THE FIRST PARAGRAPH UNDER "METLIFE--THE FUNDS" IS AMENDED TO READ AS
    FOLLOWS:

    Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding Division of the Separate Account invests. PROSPECTUSES FOR THE PORTFOLIOS ARE AVAILABLE BY CALLING 1-877-638-3932 OR THROUGH YOUR REGISTERED REPRESENTATIVE. You should read each Portfolio prospectus carefully. The Portfolio Prospectuses contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.

 E. THE SECTION "PAYMENT AND ALLOCATION OF PREMIUMS-UNSCHEDULED PREMIUM PAYMENT OPTION" IS AMENDED TO READ AS FOLLOWS:

    You also can make other premium payments at any time.

    Premium payments sent by regular U.S. mail should be addressed to: MetLife
    - SBR Finance, P.O. Box 70501, Philadelphia, PA 19176-0501. Premium payments sent by express mail or courier service should be addressed to:
    MetLife - SBR Finance, Lockbox #70501, Wells Fargo Bank MAC Y1372-045, 401 Market Street, Philadelphia, PA 19106.

    If you send premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay in applying the payment or transaction to your Policy.

 F. THE SECOND PARAGRAPH UNDER "INSURANCE PROCEEDS - SPECIFIED FACE AMOUNT - CHOOSING YOUR INITIAL SPECIFIED FACE AMOUNT" IS AMENDED TO READ AS FOLLOWS:

    The term insurance benefit provides coverage on the insured to age 100 for Policies issued on and after January 1, 2020 (for policies issued prior to January 1, 2020, the rider provides coverage to age 95). You may purchase this rider, if available, only at the time of Policy issue. By electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see "Optional Rider Benefits--Term Benefit."

 G. THE SECTION "CASH VALUE, TRANSFERS AND WITHDRAWALS--BENEFIT AT FINAL DATE" IS AMENDED TO READ AS FOLLOWS:

    The Final Date is the Policy anniversary on which the insured is Age100 (For Policies issued prior to January 1, 2020 the Final date is the Policy anniversary on which the insured is Age 95.) Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the insured is living on the Final Date, we will pay you the cash surrender value of the Policy. You can receive the cash surrender value in a single sum, in an account that earns interest, or under an available income plan.

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 H. SECOND BULLET IN THE SECOND PARAGRAPH UNDER "LOAN PRIVILEGES" IS AMENDED TO
    READ AS FOLLOWS:

      . Transfer such cash value to the Policy loan account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Policy loans, determined by us. This percentage charge is referred to as the Loan Interest Spread, described in further detail below and will not exceed 2%, and the minimum rate we will credit to the Policy Loan Account will be 1% (2.5% for policies issued on February 24, 2012 through December 31, 2019 and 4% for Policies issued prior to February 24, 2012). At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed Account and the Divisions, according to the way that we then allocate your net premiums.

 I. THE SECOND PARAGRAPH UNDER "OPTIONAL RIDER BENEFITS--TERM BENEFIT" IS AMENDED TO READ AS FOLLOWS:

    The Term Rider is a rider to the Policy that, like the base Policy, provides coverage on the insured to age 100 (for Policies issued prior to January 1, 2020 the coverage on the insured was provided to age 95). You may purchase this rider, if available, only at Policy issue. Nevertheless, if you purchase the Term Rider, the amount of coverage under the rider will automatically increase and decrease with any changes to your specified face amount under the Policy, so that the ratio between the Policy's specified face amount and the amount of Term Rider coverage will always remain the same as you originally selected.

 J. THE THIRD PARAGRAPH UNDER "CHARGES AND DEDUCTIONS -- COST OF TERM INSURANCE" IS AMENDED TO READ AS FOLLOWS:

    The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law and applicable under your Policy), age, underwriting class and rate class. The rates will never exceed the guaranteed rates. The guaranteed rates are based on certain 2017 Commissioners Standard Ordinary Mortality Tables. For Policies issued between January 1, 2009 and December 31, 2019, the guaranteed rates are based on the corresponding 2001 Commissioners Standards Ordinary Mortality Tables. For Policies issued prior to January 1, 2009, the guaranteed rates are based on the corresponding 1980 Commissioners Standard Ordinary Mortality Tables. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

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